Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Jan. 01, 2014
Supplement [Text Block]	cfst1_SupplementTextBlock
Supplement dated March 3, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Alternative Strategies Fund	1/1/2014
The following is added to “Principal Risks” in the Summary of the Fund and the More Information About the Fund sections of the prospectus:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involve risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated to the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated to the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
The rest of the section remains the same.

Active Portfolios Multi-Manager Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst1_SupplementTextBlock
Supplement dated March 3, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Active Portfolios Multi-Manager Alternative Strategies Fund	1/1/2014
The following is added to “Principal Risks” in the Summary of the Fund and the More Information About the Fund sections of the prospectus:
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through an underlying fund(s), involve risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated to the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated to the broad equity and/or fixed income/debt markets than was anticipated, and the fund may lose money.
The rest of the section remains the same.